Consolidated Statements of Condition - USD ($) $ in Thousands		Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
ASSETS:
Cash and due from banks		$ 19,320	$ 8,284	$ 9,610
Interest-earning deposits		25,803	11,876	16,706
Total cash and cash equivalents		45,123	20,160	26,316
Available-for-sale securities, at fair value		116,131	111,134	177,664
Held-to-maturity securities, at amortized cost		141,298	122,988	53,908
Marketable equity securities, at fair value		1,564	534	453
Federal Home Loan Bank stock, at cost		4,091	4,834	5,937
Loans		806,009	745,516	620,270
Loans held-for-sale	[1],[2]		35,935
Less: Allowance for loan losses		10,553	8,669	7,306
Loans receivable, net		795,456	772,782	612,964
Premises and equipment, net		22,311	22,699	20,623
Operating lease right-of-use assets		2,312	2,386
Accrued interest receivable		4,973	3,712	3,068
Foreclosed real estate		26	88	1,173
Intangible assets, net		141	149	165
Goodwill		4,536	4,536	4,536
Bank owned life insurance		17,625	17,403	16,941
Other assets		11,437	10,402	9,367
Total assets		1,167,024	1,093,807	933,115
Deposits:
Interest-bearing		810,455	774,392	623,936
Noninterest-bearing		160,138	107,501	103,124
Total deposits		970,593	881,893	727,060
Short-term borrowings		10,158	25,138	39,000
Long-term borrowings		65,239	67,987	79,534
Subordinated loans		15,145	15,128	15,094
Accrued interest payable		276	396	304
Operating lease liabilities		2,587	2,650
Other liabilities		10,419	9,946	7,664
Total liabilities		1,074,417	1,003,138	868,656
Shareholders' equity:
Preferred stock, value		12	12
Common stock, value		48	47	44
Additional paid in capital		49,747	49,362	29,139
Retained earnings		47,660	44,839	42,114
Accumulated other comprehensive loss		(4,387)	(2,971)	(6,042)
Unearned ESOP		(765)	(855)	(1,034)
Total Pathfinder Bancorp, Inc. shareholders' equity		92,315	90,434	64,221
Noncontrolling interest		292	235	238
Total equity		92,607	90,669	64,459
Total liabilities and shareholders' equity		$ 1,167,024	$ 1,093,807	$ 933,115

[1]	Based on ASC 948, Mortgage Banking, loans shall be classified as held-for-sale once a decision has been made to sell the loans and shall be transferred to the held-for-sale category at lower of cost or fair value. At December 31, 2019, the loans under contract to be sold had a principal balance of $35.8 million and net deferred fees of $146,000. These loans were transferred at their amortized cost of $35.9 million as of December 31, 2019, as the fair value of these loans was greater than the amortized cost.
[2]	Based on ASC 948, Mortgage Banking, loans shall be classified as held-for-sale once a decision has been made to sell the loans and shall be transferred to the held-for-sale category at lower of cost or fair value. The loans under contract to be sold had a principal balance of $35.8 million and net deferred fees of $146,000 at December 31, 2019. These loans were transferred at their amortized cost of $35.9 million as of December 31, 2019, as the fair value of these loans was greater than the amortized cost.